Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,099,561,896.50
Total Fee Amount	1,947,149.50
Total Offset Amount	0.00
Net Fee	$ 1,947,149.50
Offering Table N/A
Offset Table N/A	N/A